Significant Items Within the Income Statement - Summary of Non-underlying Items Related to Gross Profit and Operating Costs (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Disclosure of non underlying items [Abstract]
Acquisition and disposal-related credit/(costs)		€ (122)	€ (27)
Gain/(loss) on disposal of group companies		7	6
Restructuring costs		(306)	(391)
Non-underlying items within operating profit before tax		(421)	(412)
Tax on non-underlying items within operating profit		97	109
Non-underlying items within operating profit after tax		(324)	(303)
Net monetary gain/(loss) arising from hyperinflationary economies		(29)	21
Non-underlying items not in operating profit but within net profit before tax		(29)	21
Tax impact of non-underlying items not in operating profit but within net profit:
Taxes related to the UK tax audit of intangible income and centralised services		(6)
Hyperinflation adjustment for Argentina deferred tax		(28)	(7)
Non-underlying items not in operating profit but within net profit after tax		(63)	14
Non-underlying items after tax	[1]	(387)	(289)
Attributable to:
Non-controlling interests		(20)	(14)
Shareholders' equity		€ (367)	€ (275)

[1]	Non-underlying items after tax is calculated as non-underlying items within operating profit after tax plus non-underlying items not in operating profit but within net profit after tax.